                            CMG SHORT TERM BOND FUND
                                  (THE "FUND")
          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2006

     The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS - CHART OF SECURITIES AND INVESTMENT PRACTICES" is revised in its entirety as follows:

Chart of Securities and Investment Practices(1)

     Set forth below is a chart detailing the specific securities and investment practices for the Funds. Each of the practices engaged in by the Funds is discussed in detail in the sections of this Statement of Additional Information preceding this chart.

-----------------------------------------------------------------------------------------------------------------------------------
                                      MORTGAGE
                                     AND ASSET-                                                            SHORT
                         GOV'T         BACKED         HIGH       INT'L       CORE                          TERM       ULTRA SHORT
                         BOND        SECURITIES       YIELD       BOND       BOND       INTERMEDIATE       BOND        TERM BOND
                         FUND           FUND          FUND        FUND       FUND        BOND FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
 Investment                +             +              O          +          +              +               +             +
 Grade
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 High                     NA             NA             +          +          NA             NA             NA            NA
 Yield/Non-
 Investment
 Grade
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 U.S.                      +             +              *          *          +              *               +             +
 Government
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign                  NA             NA             O          +          NA             NA              O            NA
 Government
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Domestic Bank             *             *              *          *          *              *               *             +
 Obligations
-----------------------------------------------------------------------------------------------------------------------------------
 Commercial                *             *              *          *          *              *               *             +
 Paper
-----------------------------------------------------------------------------------------------------------------------------------
 Mortgage                  +             +              O          O          +              O               +             +
 Backed
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 CMOs                      +             +              O          O          +              O               +             +
-----------------------------------------------------------------------------------------------------------------------------------
 Asset Backed              +             +              O          O          +              O               +             +
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Floating or               +             O              O          +          +              +               +             +
 Variable Rate
-----------------------------------------------------------------------------------------------------------------------------------
 Loan                      O             O              O          O          O              O               O             +
 Transactions
-----------------------------------------------------------------------------------------------------------------------------------
 Options                   +             +              O          +          +              +               +             +
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                      MORTGAGE
                                     AND ASSET-                                                            SHORT
                         GOV'T         BACKED         HIGH       INT'L       CORE                          TERM       ULTRA SHORT
                         BOND        SECURITIES       YIELD       BOND       BOND       INTERMEDIATE       BOND        TERM BOND
                         FUND           FUND          FUND        FUND       FUND        BOND FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
 Financial                 +             +              O          +          +              +               +             +
 Futures
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign Fixed            NA             NA          O, 10%     +, 100%     25%(2)           NA              O            10%
 Income                                                                     (total
 Securities                                                                assets)
-----------------------------------------------------------------------------------------------------------------------------------
 Currency
 Contracts
   Hedging                NA             NA             O          +          NA             NA             NA            NA
   Speculation            NA             NA            NA          NA         NA             NA             NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
 Repurchase                *             *              *          *          *              *               *             *
 Agreements
-----------------------------------------------------------------------------------------------------------------------------------
 Restricted/            O, 10%         O, 10%        O, 10%      O, 10%     O, 10%         O, 10%         O, 10%        O, 10%
 Illiquid
 (excluding
 144A from
 definition of
 illiquid)
-----------------------------------------------------------------------------------------------------------------------------------
 Convertible               O             O              O          O          O              O               O             O
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Dollar Roll               +             +              O          O          +              O               +             +
 Transactions
-----------------------------------------------------------------------------------------------------------------------------------
 Swap                     NA             +              +          +          +              +               +             +
 Agreements
-----------------------------------------------------------------------------------------------------------------------------------
 When-Issued               O             +              O          O          O              O               O             O
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Zero                      O             O              O          O          O              O               O             O
 Coupon/Pay in
 Kind
-----------------------------------------------------------------------------------------------------------------------------------
 Borrowing               33.3%         33.3%          33.3%      33.3%      33.3%          33.3%           33.3%         33.3%
-----------------------------------------------------------------------------------------------------------------------------------

     +       Permitted - Part of principal investment strategy
     X       Not permitted either as a non-fundamental or fundamental policy
     O       Permitted - Not a principal investment strategy
     *       Temporary Investment or cash management purposes
     %       Percentage of net assets (unless total assets specified) that fund may invest
     NA Non-Fundamental policy/not part of investment strategy - A Fund will not engage in without notice to shareholders

     1 Because the Core Plus Bond Fund only invests in each of the other Funds listed in this chart, it may engage in any of these investment practices to the extent it is invested in a Fund which purchases that security or engages in that investment practice.

     2 Core Bond Fund will invest 80% of its assets in domestic fixed income securities.

INT-50/116062-1206                                              29 December 2006